INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Stockpile ore	$ 32.6	$ 74.3
Work-in-process	8.3	7.7
Finished goods	12.5	25.4
Supplies	56.6	49.3
Inventories	110.0	156.7
Less: non-current inventories	0.0	(14.9)
Total current inventories	$ 110.0	$ 141.8